Receivables - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade receivables	$ 1,054	$ 1,362
Allowances for doubtful accounts	207	248
Wholesale receivables interest free period	12 months
Wholesale receivables stated original maturities	24 months
Significant losses	0	0	0
Contractual payments period	30 days
Receivables delinquency period	120 days
VAT receivables included in other assets	116	360
NAFTA [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance lease receivable, contracts	660	765
Finance lease receivable, pre-modification value	17	17
Finance lease receivable, post-modification value	16	15
NAFTA [Member] | Concession [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance lease receivable, contracts	411	514
Finance lease receivable, pre-modification value	7	9
Finance lease receivable, post-modification value	6	8
EMEA [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Retail and finance lease receivable contracts that are classified as trouble debt restructuring	108	206
LATAM [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Retail and finance lease receivable contracts that are classified as trouble debt restructuring	$ 53	$ 74
Minimum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance leases, term	2 years
Maximum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance leases, term	6 years